Goodwill and Intangible Assets, Net - Amortization (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets	$ 1,768	$ 2,356	$ 4,201	$ 4,893	$ 10,043	$ 10,325	$ 5,995
Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets	1,003	1,691	2,671	3,388	6,793	6,940	4,030
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets	$ 765	$ 665	$ 1,530	$ 1,505	$ 3,250	$ 3,385	$ 1,965